REVENUE FROM SINGLE-FAMILY RENTAL PROPERTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment property [abstract]
Base rent	$ 662,412	$ 520,196
Other revenue	45,403	39,840
Non-lease component	87,502	85,549
Total revenue from single-family rental properties	$ 795,317	$ 645,585